Disclosure of detailed information about other investments (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Statement [Line Items]
Balance - January 1	$ 10,935
Change in fair value	1,665	$ 6,390
Transfer to investments in associates	0	13,068
Balance - December 31	8,092	10,935
Total	115,133	108,409
Fair value through profit or loss [Member]
Statement [Line Items]
Balance - January 1	10,935	1,578
Acquisitions	9,662	3,278
Exercised	(14,170)	(311)
Change in fair value	1,665	6,390
Balance - December 31	8,092	10,935
Fair value through other comprehensive income [Member]
Statement [Line Items]
Balance - January 1	97,274	93,607
Acquisitions	72,719	71,137
Exercise of warrants	500	0
Interests on financial assets amortized cost paid in shares	12	26
Change in fair value	6,139	74,914
Disposals	(69,803)	(129,342)
Transfer to investments in associates	0	(13,068)
Balance - December 31	106,841	97,274
Amortized cost [Member]
Statement [Line Items]
Balance - January 1	200	10,300
Transfer to short term investments	0	(100)
Conversion to royalty interests	0	(10,000)
Balance - December 31	$ 200	$ 200